Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions		12 Months Ended
	Aug. 05, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2016
Disclosure of financial assets [line items]
Debt instruments		R 163	R 193
Loans to associates		116	116
Other loans		15	16
Equity instruments		75	74
Non-current inventories		136	65
Gold in lock-up (a)		136	65
Total other non-current assets		374	332
Day 1 Expense		0	(87)	R 0
Dividend income1		R 24	23	0
Subordinated And Unsecured Loan To ARM BBEE Trust | JIBAR
Disclosure of financial assets [line items]
Interest rate margin (as a percent)		4.25%
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss		R 148	177	R 306
Non-current loans and receivables					R 200
Settlement of original loan		0	264
Refinanced loan advanced		0	264
Day 1 Expense		R 0	87
ARM
Disclosure of financial assets [line items]
Ownership interest (as a percent)		12.12%
Pamodzi
Disclosure of financial assets [line items]
Loans to associates		R 116	116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments		67	65
Dividend income1	R 8	10	18
Other investments
Disclosure of financial assets [line items]
Equity instruments		8	9
Debt instrument
Disclosure of financial assets [line items]
Loss allowance		R (116)	R (116)